EMPLOYEE BENEFIT PLANS (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefits | Maximum
EMPLOYEE BENEFIT PLANS
Age of eligibility for limited healthcare benefits (in years)	65
Retiree medical plan
EMPLOYEE BENEFIT PLANS
Liability related to prescription drug benefit provided to employees	$ 100,000	$ 100,000
Retiree medical plan | Minimum
EMPLOYEE BENEFIT PLANS
Age of eligibility for prescription drug benefit (in years)	65
Life insurance benefits	10,000
Retiree medical plan | Maximum
EMPLOYEE BENEFIT PLANS
Life insurance benefits	75,000
Group life insurance plan
EMPLOYEE BENEFIT PLANS
Face amount of life insurance benefits funded	$ 50,000